SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended
	Jan. 01, 2022 USD ($)	Nov. 10, 2021 class	Nov. 09, 2021 class	Oct. 13, 2020 $ / shares shares	Mar. 31, 2022 USD ($) class $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents | $					$ 244,488	$ 21,562	$ 264,615	$ 11,055
Cash equivalents | $					13,400		22,300	7,600
Restricted cash | $					900		400	$ 400
Reduction of face amount of letter of credit | $					$ 100		$ 100
Number of shares for each unit (in shares)				0.33
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Number of classes of stock | class		2	1		2
Dividends declared or paid | $					$ 0	$ 0
Preferred stock, shares outstanding (in shares)					0		0	260,582,311
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member
Operating lease right-of-use assets | $	$ 4,400				$ 6,099
Lease liabilities | $	$ 4,500				$ 6,386
Class A common stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Outstanding (in shares)							23,153,266
IPO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount issued (in shares)				41,400,000
Sale price (in dollars per share) | $ / shares				$ 10.00
IPO | Class A common stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares for each unit (in shares)				1
Public warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 11.50		$ 11.50
Warrants Outstanding (in shares)					13,799,936
Public warrants | IPO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price (in dollars per share) | $ / shares				$ 11.50
Public warrants | IPO | Class A common stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares called by each warrant (in shares)				1
Private warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 11.50		$ 11.50
Warrants Outstanding (in shares)					6,686,667
Private warrants | Private Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount issued (in shares)				6,700,000
Sale price (in dollars per share) | $ / shares				$ 1.50
Number of shares called by each warrant (in shares)				1
Exercise price (in dollars per share) | $ / shares				$ 11.50